February 26, 2015

VIA EDGAR

Securities and Exchange Commission

Public Reference Room

100 F Street, NE

Washington, DC  20549

Re:Lincoln National Corporation (“LNC”) Form 10-K for the Year Ended December 31, 2014 (File No. 1-6028)

Dear Sir or Madam:

On behalf of LNC, we attached for filing LNC’s Form 10-K for the year ended December 31, 2014.  As explained in Note 2 to the Consolidated Financial Statements in Part II, Item 8, the financial statements in this report reflect changes in accounting methods from the preceding year, as follows:

1.	Adoption of ASU No. 2011-06 within the Other Expenses Topic of the FASB ASC.
2.	Adoption of ASU No. 2013-08 within the Financial Services – Investment Companies Topic of the FASB ASC.
3.	Adoption of ASU No. 2013-11 within the Income Taxes Topic of the FASB ASC.
4.	Adoption of ASU No. 2014-08 within the Presentation of Financial Statements and Plant, Property, and Equipment Topics of the FASB ASC.

If you have any questions regarding the Form 10-K, please feel free to give me a call at 484-583-1430.

Very truly yours,

/s/ Douglas N. Miller_____

Douglas N. Miller

Senior Vice President and Chief Accounting Officer